Acquisition - Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill	¥ 3,941,820	$ 540,027	¥ 3,941,820
Customer relationships [Member]
Intangible assets, Estimated useful life	5 years	5 years